THE ADVISORS’ INNER CIRCLE FUND III

Mesirow Financial Enhanced Core Plus Fund

Mesirow Financial High Yield Fund

Mesirow Financial Small Cap Value Sustainability Fund

(each, a “Fund” and together, the “Funds”)

Supplement dated October 14, 2021 to the Funds’ Statement of Additional Information

dated January 28, 2021 (the “SAI”)

This Supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with the SAI.

Effective immediately, the name of each Fund is changed as follows:

Current Name	New Name
Mesirow Financial Small Cap Value Sustainability Fund	Mesirow Small Company Sustainability Fund
Mesirow Financial High Yield Fund	Mesirow High Yield Fund
Mesirow Financial Enhanced Core Plus Fund	Mesirow Enhanced Core Plus Fund

Accordingly, the SAI is hereby amended and supplemented as follows:

1.	All references to “Mesirow Financial Enhanced Core Plus Fund” are deleted and replaced with “Mesirow Enhanced Core Plus Fund.”

2.	All references to “Mesirow Financial High Yield Fund” are deleted and replaced with “Mesirow High Yield Fund.”

3.	All references to “Mesirow Financial Small Cap Value Sustainability Fund” are deleted and replaced with “Mesirow Small Company Sustainability Fund.”

4.	All references to “Mesirow Financial Funds” are deleted and replaced with “Mesirow Funds.”

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MES-SK-004-0100